RELATED PARTY TRANSACTIONS (Details 3) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
General Administrative Expenses [Line Items]
General and administrative expenses	$ 88,356	$ 65,867
Series Fifteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	16,250	12,839
Series Sixteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	18,952	15,146
Series Seventeen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	16,959	13,178
Series Eighteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	20,942	11,767
Series Nineteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	$ 15,253	$ 12,937